Long-term debt	12 Months Ended
Mar. 31, 2021
Long-term debt
16
. Long-term debt
Long-term debt as of March 31, 2020 and March 31, 2021 comprised of the following:

	As of March 31,
	2020		2021		2021
	(In millions)
Subordinated debt	Rs.	218,755.0	Rs.	211,270.0	US$	2,888.6
Others*		808,222.0		964,014.9		13,180.4
Less: Debt issuance cost		(458.7)		(526.7)		(7.2)

Total	Rs.	1,026,518.3	Rs.	1,174,758.2	US$	16,061.8

*
Includes securities sold under repurchase agreements amounting to Rs. 17,260.0 million with stated interest rate of 5.15% per annum and Rs. 90,200.0 (
US$
 1,233.3 million) with stated interest rate of 4.0
% per annum for the
year
ended March 31, 2020 and March 31, 2021, respectively, under RBI long-term repo operation with a three- year maturity period.

The below table presents the balance of long-term debt as of March 31, 2020 and March 31, 2021 and the related contractual rates and maturity dates:

	As of,
	March 31, 2020				March 31, 2021
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Subordinated debt (other than perpetual debt)	2021-2030	7.56% to 10.20%	Rs.	133,730.8	2022-2031	7.35% to 10.20%	Rs.	126,240.0	US$	1,726.0
Perpetual debt	2023-2030	8.84% to 9.70%		84,972.7	2023-2030	8.84% to 9.70%		84,976.1		1,161.8
Others*
Variable rate—(1)	2021-2023	0.80% to 2.87%		59,018.7	2022-2024	0.11% to 1.33%		50,935.8		696.4
Variable rate—(2)	2021-2024	7.50% to 8.95%		118,083.8	2022-2025	5.90% to 7.75%		97,418.0		1,331.9
Fixed rate—(1)	2021-2030	4.15% to 9.56%		630,712.3	2022-2032	2.80% to 9.56%		815,188.3		11,145.7

Total			Rs.	1,026,518.3			Rs.	1,174,758.2	US$	16,061.8

*	Variable rate (1) represent foreign currency debt. Variable rate debt is typically indexed to LIBOR, T-bill rates, Marginal cost of funds based lending rates (MCLR), among others.
The scheduled maturities of long-term debt are set out below:

	As of March 31, 2021
	(In millions)
Due in the twelve months ending March 31:
2022	Rs.	98,617.5	US$	1,348.3
2023		336,114.4		4,595.5
2024		210,475.8		2,877.7
2025		133,798.1		1,829.3
2026		29,748.7		406.7
Thereafter		281,027.6		3,842.3

Total (1)	Rs.	1,089,782.1	US$	14,899.8

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 84,976.1 million (net of debt issuance cost).
During the fiscal year ended March 31, 2021 the Bank issued subordinated debt amounting to Rs. 3,565.0 million
(previous period Rs.
5,435.0 million) and perpetual debt amounting to nil (previous period Rs. 2,000.0 million). During the fiscal year ended March 31, 2021 the Bank also raised other long-term debt amounting to Rs. 478,424.2 million (previous period Rs. 264,669.7 million).
As of March 31, 2020 and March 31, 2021, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 59,392.3 million and Rs. 51,188.9 million, respectively, and functional currency borrowings aggregating to Rs. 748,829.7 million and Rs. 912,826.0 million, respectively.